As filed with the Securities and Exchange Commission on August 6, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22770

NEUBERGER BERMAN MLP INCOME FUND INC.
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-9000

Robert Conti
Chief Executive Officer
Neuberger Berman MLP Income Fund Inc.
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York  10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Date of fiscal year end: November 30

Date of reporting period: May 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

Neuberger Berman
MLP Income Fund Inc.

Semi-Annual Report

May 31, 2013

Contents

PRESIDENT'S LETTER	1
PORTFOLIO COMMENTARY	2
SCHEDULE OF INVESTMENTS	6
FINANCIAL STATEMENTS	11
FINANCIAL HIGHLIGHTS/PER SHARE DATA	20
Distribution Reinvestment Plan	22
Directory	25
Proxy Voting Policies and Procedures	26
Quarterly Portfolio Schedule	26
Board Consideration of the Management and Sub-Advisory Agreements	27
Privacy Notice	Located after the Fund's Report

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman Group LLC. "Neuberger Berman Management LLC" and the individual Fund name in this piece are either service marks or registered service marks of Neuberger Berman Management LLC. ©2013 Neuberger Berman Management LLC. All rights reserved.

President's Letter

Dear Shareholder,

I am pleased to present the first shareholder report for Neuberger Berman MLP Income Fund Inc. ("NML"), which successfully completed its initial public offering on March 25, 2013. The launch raised over $1 billion and represented Neuberger Berman's first closed-end fund offering since 2004. We believe that the offering answered growing demand for an industry-leading investment vehicle, with experienced managers, in this important asset class.

Master limited partnerships have received increasing attention from investors for their attractive cash flow potential, historically low correlation to other asset classes, and their potential for growth. In our view, overall industry fundamentals are also currently strong as North America's energy infrastructure expands. Neuberger Berman MLP Income Fund Inc. represents an opportunity for retail investors to access this in-demand asset class with a seasoned management team that has overseen portfolios of master limited partnerships for institutions and high-net-worth investors since 1996. As of December 31, 2012, the Rachlin Group managed approximately $3.3 billion in master limited partnership assets (excluding assets from the NML initial public offering).

Neuberger Berman MLP Income Fund Inc. seeks to provide total return with an emphasis on cash distributions. Under normal market conditions, the Fund invests at least 80% of its managed assets in master limited partnerships or limited liability companies that have economic characteristics substantially similar to master limited partnerships (collectively, "MLPs"), emphasizing companies that the portfolio managers believe have growth potential in the midstream natural resources sector. The Fund may also invest up to 20% of its managed assets in income-producing securities of non-MLP issuers, such as common and preferred equity securities.

The Fund is organized as a C corporation, allowing investors to receive a single Form 1099, as opposed to the multiple K-1s they would receive for multiple direct MLP investments. This structure also gives the Fund the flexibility to invest fully in MLPs; without this structure, the Fund's MLP investments would be restricted to a smaller percentage of the portfolio. The closed-end structure of the Fund provides broad diversification across MLPs and allows for a low minimum investment in a product not traditionally available to retail investors. And, unlike direct investments in MLPs, closed-end funds do not generate unrelated business taxable income (UBTI) and are eligible for retirement plans.

We thank you for being among the first to invest in Neuberger Berman MLP Income Fund Inc., which we believe offers a timely and compelling opportunity to invest in the ongoing build-out of North America's energy infrastructure. We are pleased to offer retail investors the opportunity to invest in a unique asset class that has historically generated stable and growing cash flows predicated on long-lived and high-quality physical assets — and with a proven management team. In our view, MLPs offer the potential for attractive total returns and may also provide diversification benefits for your portfolio.

Thank you again for your confidence in the Fund. We look forward to serving your investment needs.

Sincerely,

ROBERT CONTI
PRESIDENT AND CEO
NEUBERGER BERMAN MLP INCOME FUND INC.

Neuberger Berman MLP Income Fund Inc. Portfolio Commentary

We welcome you as a shareholder of Neuberger Berman MLP Income Fund Inc. Our investment management team, the Rachlin Group, has been investing in master limited partnerships for institutions and high-net-worth individuals since 1996. Master limited partnerships (and limited liability companies that have economic characteristics substantially similar to master limited partnerships, collectively, "MLPs"), as a whole, have historically offered high relative cash flows along with long-term growth potential. Within the MLP market, we currently emphasize midstream MLPs and general partnerships. We believe that these areas represent the best long-term opportunities for our investors.

The period from the Fund's initial public offering on March 25, 2013, through May 31, 2013 was moderately challenging but, we believe, a favorable time to invest. MLP unit prices began to pull back at the end of May, primarily as a result of rising interest rates. In the past, MLP price appreciation had not been correlated over the long term with fluctuations in interest rates. As a result, these short-term market movements did not overly concern us as we moved forward with our long-term investment strategy. In fact, we welcomed the pullback, as it provided an opportunity to invest the Fund's IPO proceeds at what we believe to be more favorable prices.

The Fund invests in midstream MLPs, which are companies engaged in the transportation, storage, gathering and processing of energy products. These businesses historically have generated stable and predictable cash flows with limited exposure to commodity prices. In the past, these companies have provided an attractive combination — solid cash flow with impressive long-term growth.

Within the midstream MLP segment, we have a preference for companies focused on natural gas infrastructure. In our view, the abundance of natural gas supplies in the United States coupled with expected rising demand for natural gas will create additional opportunities for those companies. Selectively, we also invest in midstream companies involved in the movement of liquids (crude oil and natural gas liquids) due, in part, to favorable supply dynamics.

The Fund's portfolio has maintained a strong overweight position in publicly traded general partnerships. The cash flows and distributions of general partnerships are levered to the growth of their underlying limited partnerships. We also prefer limited partnerships that have bought out their general partners. These companies are no longer burdened with paying incentive distribution rights to their general partners which should provide them with a cost of capital advantage versus their peers.

Recent technological advances have led to a substantial increase in the production of North American energy resources. We continue to anticipate that MLPs will perform a major role in developing the infrastructure to support growing supply. MLPs have, in our opinion, proven to be excellent stewards of capital and we anticipate that MLPs will continue to provide attractive total return opportunities based on their current cash flows and distribution growth potential.

Sincerely,

DOUGLAS RACHLIN,
LEAD PORTFOLIO MANAGER

YVES C. SIEGEL AND MARK D. SULLIVAN
PORTFOLIO MANAGERS

The portfolio composition, industries and holdings of the Fund are subject to change.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

The value of securities owned by the Fund as well as the market value of Fund shares may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; regulatory or legislative developments; price, currency and interest rate fluctuations, including those resulting from changes in central bank policies; and changes in investor sentiment.

TICKER SYMBOL

MLP Income Fund	NML

PORTFOLIO BY TYPE OF SECURITY

(as a % of Total Net Assets)
Master Limited Partnerships and Related Companies	76.3%
Preferred Stocks	1.4
U.S. Treasury Securities	10.7
Short-Term Investments	23.0
Liabilities, less cash, receivable and other assets	(11.4)
Total	100.0%

PERFORMANCE HIGHLIGHTS

	Inception Date	Cumulative Total Return Since Inception Ended 05/31/2013
At NAV[1]	03/25/2013	0.55%
At Market Price[2]	03/25/2013	-0.10%
Index
Alerian MLP Index[3]		0.62%

Closed-end funds, unlike open-end funds, are not continually offered. Generally, there is an initial public offering and, once issued, common shares of closed-end funds are sold in the open market through a stock exchange.

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For more current performance data, please visit www.nb.com.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.

The investment return and market price will fluctuate and common shares may trade at prices below NAV. Fund common shares, when sold, may be worth more or less than their original cost.

Endnotes

1  Returns based on the NAV of the Fund.

2  Returns based on the market price of Fund shares on the NYSE MKT.

3  Please see "Description of Index" on page 5 for a description of the index.

For more complete information on Neuberger Berman MLP Income Fund Inc., call Neuberger Berman Management LLC ("Management") at (800) 877-9700, or visit our website at www.nb.com.

Description of Index

Alerian MLP Index:

The Alerian MLP Index is a composite of the 50 most prominent energy Master Limited Partnerships that provides investors with an unbiased, comprehensive benchmark for this emerging asset class. The index is calculated using a float-adjusted, capitalization-weighted methodology.

Effective June 2013, general partner ("G.P.") units were no longer included in the index.

Please note that the index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Management and include reinvestment of all income dividends and distributions, if any. The Fund may invest in securities not included in the index and may not invest in all securities included in the described index.

Schedule of Investments MLP Income Fund Inc. (Unaudited)

NUMBER OF SHARES		VALUE†
Master Limited Partnerships and Related Companies (76.3%)
Coal & Consumable Fuels (3.9%)
48,623	Alliance Holdings GP, L.P.	$29,865,344
170,000	Alliance Resource Partners, L.P.	12,287,600
		42,152,944
Gas Utilities (8.1%)
1,860,000	Suburban Propane Partners, L.P.	87,866,400
Leisure Facilities (4.0%)
1,040,000	Cedar Fair L.P.	42,546,400
Oil & Gas Storage & Transportation (60.3%)
2,489,970	Boardwalk Pipeline Partners, LP	73,703,112
200,000	Crestwood Midstream Partners LP	4,950,000
760,000	Enbridge Energy Partners, L.P.	22,427,600
1,800,000	Energy Transfer Equity, L.P.	102,888,000
400,000	Energy Transfer Partners, L.P.	19,444,000
360,000	Enterprise Products Partners L.P.^	21,380,400
2,583,307	Inergy, L.P.	60,191,053
836,000	NuStar GP Holdings, LLC	23,006,720
700,000	Oneok Inc.	31,598,000
1,000,000	PAA Natural Gas Storage, L.P.	20,170,000
1,304,801	PVR Partners, L.P.	33,611,674
2,800,000	Regency Energy Partners LP	71,792,000
760,000	Southcross Energy Partners, L.P.	17,069,600
400,000	Spectra Energy Corp	12,228,000
650,000	Spectra Energy Partners, LP	23,146,500
15,800	Teekay Corporation	610,512
275,000	Teekay LNG Partners L.P.	11,797,500
2,056,202	Teekay Offshore Partners L.P.	66,682,631
960,000	Williams Companies, Inc.	33,772,800
		650,470,102
	Total Master Limited Partnerships and Related Companies (Cost $809,801,488)	823,035,846
Preferred Stocks (1.4%)
Oil & Gas Storage & Transportation (1.4%)
750,000	Southcross Energy Partners, L.P., Ser A*+ (Cost $15,000,000)	15,690,000

See Notes to Schedule of Investments

Schedule of Investments MLP Income Fund Inc. (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE†
Short-Term Investments (33.7%)
Money Market Fund (23.0%)
248,489,029	Invesco Short-Term Inv. Treasury Portfolio, Institutional Class	$248,489,029
PRINCIPAL AMOUNT
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (10.7%)
$115,000,000	U.S. Treasury Bills, Disc. Notes, 0.06%, due 6/27/13	114,998,505	#Ø
	Total Short-Term Investments (Cost $363,485,046)	363,487,534
	Total Investments (111.4%) (Cost $1,188,285,534)	1,202,213,380	##
	Liabilities, less cash, receivables and other assets [(11.4%)]	(122,991,070	)‡‡±
	Total Net Assets Applicable to Common Stockholders (100.0%)	$1,079,222,310

See Notes to Schedule of Investments

Notes to Schedule of Investments (Unaudited)

†  In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures" ("ASC 820"), all investments held by Neuberger Berman MLP Income Fund Inc. (the "Fund") are carried at the value that Neuberger Berman Management LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments in equity securities (including master limited partnerships), exchange traded funds and written option contracts, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. The value of the Fund's investments in certain preferred stock is determined by Management by obtaining valuations from independent pricing services which are based on market information which may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (generally Level 2 inputs).

The value of Fund's investment in equity securities of publicly traded companies acquired in a direct placement transaction may be subject to restrictions on resale that can affect the security's liquidity and fair value. Such securities that are convertible or otherwise will become freely tradable will typically be valued based on the market value of the freely tradable security less an applicable discount. Inputs used generally include the duration of the restriction period and the discount on purchase date.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies are valued using the fund's daily calculated net asset value per share (Level 2 inputs).

See Notes to Financial Statements

Notes to Schedule of Investments (Unaudited) (cont'd)

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, the Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Fund's Board of Directors (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. ("Interactive") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund's investments as of May 31, 2013:

Asset Valuation Inputs Investments:	Level 1	Level 2	Level 3	Total
Master Limited Partnerships and Related Companies§	$823,035,846	$—	$—	$823,035,846
Preferred Stocks
Oil & Gas Storage & Transportation	—	15,690,000	—	15,690,000
Short-Term Investments	—	363,487,534	—	363,487,534
Total Investments	$823,035,846	$379,177,534	$—	$1,202,213,380
Liability Valuation Inputs

The following is a summary, categorized by Level, of inputs used to value the Fund's derivatives as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Option Contracts	$(190,000)	$—	$—	$(190,000)

§  The Schedule of Investments provides information on the industry for the portfolio.

##  As of May 31, 2013, the cost of investments for U.S. federal income tax purposes was $1,188,022,535. Gross unrealized appreciation of investments was $14,190,845 and gross unrealized depreciation of investments was $0 resulting in net unrealized appreciation of $14,190,845 based on cost for U.S. federal income tax purposes.

See Notes to Financial Statements

Notes to Schedule of Investments (Unaudited) (cont'd)

‡‡  At May 31, 2013, the Fund had outstanding put options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Enterprise Products Partners L.P.	1000	$57.5	June 2013	$(40,000)
Enterprise Products Partners L.P.	1000	57.5	September 2013	(150,000)
Total				$(190,000)

  At May 31, 2013, the Fund had pledged securities in the amount of $6,099,921 cover collateral requirements for put option contracts written.

  During the period ending May 31, 2013, one equity security was transferred from Level 2 to Level 1 as a result of the private placement registering with the SEC.

^  All or a portion of the security represents cover for outstanding put option contracts written.

#  Interest rate represents discount rate at time of purchase, not coupon rate.

*  Security distributions are paid in-kind.

+  Restricted security subject to restrictions on resale. Securities were purchased under Rule 144A of the of the Securities Act of 1933, as amended (the "1933 Act") or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be illiquid.

  At May 31, 2013, these securities amounted to approximately $15,690,000 or 1.4% of net assets for the Fund.

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of May 31, 2013	Fair Value Percentage of Net Assets as of May 31, 2013
Southcross Energy Partners, L.P., Ser A	5/28/13	$15,000,000	1.37%	$15,690,000	1.4%

±  See Note A-9 in the Notes to Financial Statements for the Fund's open derivatives at May 31, 2013.

Ø  All or a portion of this security is segregated in connection with obligations for put options written.

See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman

MLP INCOME FUND INC.
May 31, 2013
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers	$1,202,213,380
Cash	173,497
Dividends and interest receivable	1,203,088
Total Assets	1,203,589,965
Liabilities
Option contracts written, at value^ (Note A)	190,000
Deferred tax liability (Note A)	4,639,835
Payable for investments purchased	117,055,941
Payable to investment manager (Note B)	683,920
Payable to administrator (Note B)	227,973
Payable to Directors	13,011
Offering costs payable	1,350,215
Accrued expenses and other payables	206,760
Total Liabilities	124,367,655
Net Assets applicable to Common Shareholders at value	$1,079,222,310
Net Assets applicable to Common Shareholders consist of:
Paid-in capital—common shares	1,071,422,909
Accumulated net investment income (loss)	(867,463)
Accumulated net realized gains (losses) on investments	2,684
Net unrealized appreciation (depreciation) in value of investments	8,664,180
Net Assets applicable to Common Shareholders at value	$1,079,222,310
Common Shares Outstanding ($.0001 par value; 1,000,000,000 shares authorized)	56,509,064
Net Asset Value Per Common Share Outstanding	$19.10
*Cost of Investments	$1,188,285,534
^ Premium received from option contracts written	$237,676

See Notes to Financial Statements

Statement of Operations (Unaudited)

Neuberger Berman

MLP INCOME FUND INC.
Period from March 28, 2013* through May 31, 2013
Investment Income:
Income (Note A):
Dividend income from master limited partnerships and related companies	$8,134,992
Return of capital on dividends	(7,671,995)
Net dividend income from master limited partnerships and related companies	462,997
Interest income—unaffiliated issuers	34,758
Total income	$497,755
Expenses:
Investment management fees (Note B)	1,360,733
Administration fees (Note B)	453,578
Audit fees	48,488
Custodian and accounting fees	69,786
Insurance expense	8,835
Legal fees	19,657
Shareholder reports	55,000
Stock exchange listing fees	380
Stock transfer agent fees	3,561
Directors' fees and expenses	13,250
Miscellaneous	3,457
Total expenses	2,036,725
Net investment income (loss), before income taxes	(1,538,970)
Deferred tax benefit	671,507
Net investment income (loss)	$(867,463)
Realized and Unrealized Gain (Loss) on Investments (Note A):
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	2,684
Change in net unrealized appreciation (depreciation) in value of:
Unaffiliated investment securities	13,927,846
Option contracts written	47,676
Deferred tax expense	(5,311,342)
Net gain (loss) on investments	8,666,864
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	$7,799,401
*Commencement of operations.

See Notes to Financial Statements

Statements of Changes in Net Assets

Neuberger Berman

MLP INCOME FUND INC.
Period from March 28, 2013* through May 31, 2013 (Unaudited)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:
From Operations (Note A):
Net investment income (loss)	$(867,463)
Net realized gain (loss) on investments	2,684
Change in net unrealized appreciation (depreciation) of investments	8,664,180
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	7,799,401
Distributions to Common Shareholders From (Note A):
Tax Return of Capital	(5,933,452)
From Capital Share Transactions (Note D):
Net proceeds from initial capitalization	100,000
Net proceeds from issuance of common shares	1,077,256,361
Total net proceeds from capital share transactions	1,077,356,361
Net Increase (Decrease) in Net Assets Applicable to Common Shareholders	1,079,222,310
Net Assets Applicable to Common Shareholders:
Beginning of period	—
End of period	$1,079,222,310
Undistributed net investment income (loss) at end of period	$(867,463)
Distributions in excess of net investment income at end of period	$(5,933,452)
*Commencement of operations.

See Notes to Financial Statements

Notes to Financial Statements MLP Income Fund Inc.

Note A—Summary of Significant Accounting Policies:

1  General: The Fund was organized as a Maryland corporation on November 16, 2012 as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on March 28, 2013.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2  Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend and distribution income is recorded on the ex-date. Distributions received from the Fund's investments in master limited partnerships or limited liability companies that have economic characteristics substantially similar to master limited partnerships (collectively, "MLPs") generally are comprised of ordinary income and return of capital from the MLPs. The Fund allocates distributions between income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on information provided by each MLP and other industry sources. These estimates may subsequently be revised based on actual allocation information received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund. For the period from March 28, 2013 through May 31, 2013, the Fund estimated the allocation of investment income and return of capital for the distributions received from MLPs within the Statement of Operations. For this period, the Fund has estimated approximately 6 percent as income and approximately 94 percent as return of capital.

Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations.

4  Income tax information: The Fund, as a corporation, is obligated to pay federal and state income tax on its taxable income. Currently, the highest regular marginal federal income tax rate for a corporation is 35 percent. The Fund may be subject to a 20 percent federal alternative minimum tax ("AMT") on its federal alternative minimum taxable income to the extent that its AMT exceeds its regular federal income tax.

The Fund invests its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As an investor in MLPs, the Fund reports its allocable share of the MLP's taxable income in computing its own taxable income. The Fund's income tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes. Components of the Fund's deferred tax assets and liabilities as of May 31, 2013, are as follows:

Deferred tax assets:
Net operating loss carryforwards	$671,507
Deferred tax liabilities:
Net unrealized gains on investment securities	5,311,342
Total net deferred tax liability	$4,639,835

At May 31, 2013, a valuation allowance on deferred tax assets was not deemed necessary because the Fund believes it is more likely than not that there is an ability to realize its deferred tax assets through future taxable income. Any adjustments to the Fund's estimates of future taxable income will be made in the period such determination is made. The Fund recognizes the tax benefits of uncertain tax positions only when the position is "more likely than not" to be sustained upon examination by the tax authorities based on the technical merits of the tax position. The Fund's policy is to record interest and penalties on uncertain tax positions as part of tax expense.

Total income tax expense differs from the amount computed by applying the federal statutory income tax rate of 35 percent to net investment loss and net realized and unrealized gains on investments for the period ended May 31, 2013, as follows:

Application of statutory income tax rate	$4,353,733
State income taxes, net of federal tax benefit	286,102
Total income tax expense	$4,639,835

Total income taxes are computed by applying the federal statutory rate plus a blended state income tax rate.

5  Distributions to common shareholders: The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund generally to declare quarterly and pay monthly distributions to common shareholders. The Fund has adopted a policy to pay common shareholders a stable monthly distribution. The Fund currently intends to pay distributions out of its distributable cash flow, which generally consists of (1) cash and paid-in-kind distributions from MLPs or their affiliates, dividends from common stocks, interest from debt instruments and income from other investments held by the Fund less (2) current or accrued operating expenses of the Fund, including taxes on Fund taxable income and leverage costs. Distributions to Common Stockholders relating to in-kind dividends or distributions received by the Fund on its investments, including I-Shares (which represent an ownership interest issued by an affiliated party of an MLP), will be paid in cash or additional Common Stock. There is no assurance that the Fund will always be able to pay distributions of a particular size. The composition of the Fund's distributions for the calendar year 2013 will be reported to Fund shareholders on IRS Form 1099DIV. Distributions to common shareholders are recorded on the ex-date.

The Fund invests a significant portion of its assets in MLPs. The distributions the Fund receives from MLPs are generally composed of income and/or return of capital, but the MLPs do not report this information to the Fund until the following calendar year. At May 31, 2013, the Fund estimated these amounts within the financial statements since the information is not available from the MLPs until after the Fund's fiscal year-end. For the period ended May 31, 2013, the character of distributions paid to shareholders disclosed within the Statement of Changes in Net Assets is based on estimates made at that time. All estimates are based upon MLP information sources available to the Fund. Based on past experience with MLPs it is probable that a portion of the Fund's distributions during the current fiscal year will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after the Fund's fiscal year-end. After calendar year-end, the Fund learns the nature of the distributions paid by MLPs during the previous year. After all applicable MLPs have informed the Fund of the actual breakdown of distributions paid to the Fund during its fiscal year, estimates previously recorded are adjusted on the books of the Fund to reflect actual results. As a result, the composition of the Fund's distributions as reported herein may differ from the final composition determined after fiscal year-end and reported to Fund shareholders on IRS Form 1099DIV.

As of May 31, 2013, the Fund declared monthly distributions to common shareholders in the amount of $0.105 per share, payable on June 28, 2013 and July 31, 2013 to shareholders of record on June 17, 2013 and July 15, 2013, with ex-dates of June 13, 2013 and July 11, 2013, respectively.

6  Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to the Fund are charged to the Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributable to a particular investment company (e.g., the Fund) are allocated among the Fund and the other investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly.

7  Organization expenses and offering costs: Management has agreed to pay all organizational expenses and the amount by which the Fund's offering costs for common stock (other than sales load) exceed $0.04 per share. The costs incurred by Management were approximately $72,275. Offering costs for common stock paid by the Fund were charged as a reduction of common stock paid-in-capital at the completion of the Fund's offerings and amounted to $1,966,754.

As of May 31, 2013, total offering costs of $1,350,215 remain payable by the Fund.

8  Concentration of risk: Under normal market conditions, the Fund will concentrate in MLPs, many of which operate in the natural resources industry. The natural resources industry includes companies involved in: exploration and production, refining and marketing, coal and metals mining, oilfield service, drilling, integrated natural gas midstream services, transportation and storage, shipping, electricity generation, distribution, development, gathering, processing and renewable resources. The focus of the Fund's portfolio on a specific group of largely interrelated sectors may present more risks than if its portfolio were broadly diversified over numerous industries and sectors of the economy. A downturn in the natural resources industry would have a larger impact on the Fund than on an investment company that does not concentrate in such industry.

9  Derivative instruments: During the period ended May 31, 2013, the Fund's use of derivatives, as described below, was limited to written put option contracts. The Fund has adopted the provisions of ASC 815 "Derivatives and Hedging" ("ASC 815"). The disclosure requirements of ASC 815 distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

Written option contracts: The Fund entered into written put option contracts with an institution that Management has determined is creditworthy. Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities. The amount of the liability is adjusted to reflect the fair value of the written option and any change in fair value is recorded as unrealized appreciation or depreciation of investments.

When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium. All securities covering outstanding written options are held in escrow by the custodian bank.

Written option transactions were used in an attempt to generate incremental income for the Fund for the period ended May 31, 2013. Written option transactions for Fund for the period ended May 31, 2013 were:

	Number	Value When Written
Contracts outstanding at 3/28/2013	—	$—
Contracts written	2,000	237,676
Contracts expired	—	—
Contracts exercised	—	—
Contracts closed	—	—
Contracts outstanding at 5/31/2013	2,000	$237,676

At May 31, 2013, the Fund had the following derivatives (which did not qualify for hedge accounting under ASC 815), grouped by primary risk exposure:

	Equity Contracts Risk	Statement of Assets and Liabilities Location
Option Contracts Written	$(190,000)	Option contracts written, at value
Total Value	$(190,000)

The impact of the use of these derivative instruments on the Statement of Operations during the period ended May 31, 2013 was as follows:

Change in Appreciation (Depreciation)
	Equity Contracts Risk	Statement of Operations Location
Option Contracts Written	$47,676	Change in net unrealized appreciation (depreciation) in value of option contracts written
Total Change in Appreciation (Depreciation)	$47,676

For the period from March 28, 2013 to May 31, 2013, the Fund had an average market value of $79,000 in written options.

10  Indemnifications: Like many other companies, the Fund's organizational documents provide that its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, both in some of its principal service contracts and in the normal course of its business, the Fund enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Fund's maximum exposure under these arrangements is unknown as this could involve future claims against the Fund.

Note B—Management Fees, Administration Fees, and Other Transactions with Affiliates:

The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.75% of its average weekly Managed Assets. Managed Assets equal the total assets of the Fund, less liabilities other than the aggregate indebtedness entered into for purposes of leverage.

The Fund retains Management as its administrator under an Administration Agreement. The Fund pays Management an administration fee at the annual rate of 0.25% of its average weekly Managed Assets under this agreement. Additionally, Management retains US Bancorp Fund Services, LLC ("USBFS") as its sub-administrator under a Sub-Administration Agreement. Management pays USBFS a fee for all services received under the Sub-Administration Agreement.

Neuberger Berman LLC ("Neuberger") is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or Directors of the Fund are also employees of Neuberger and/or Management.

Management and Neuberger are indirect subsidiaries of Neuberger Berman Group LLC (("NBG") and together with its consolidated subsidiaries ("NB Group")). NBSH Acquisition, LLC ("NBSH" and together with NBG, the "NB Parties"), which is owned by portfolio managers, members of the NB Group management team and certain of NB Group's key employees, senior professionals, and certain of their permitted transferees, owns, as of June 30, 2013, approximately 74% of NBG's equity, and Lehman Brothers Holdings Inc. ("LBHI") and certain of its subsidiaries (collectively the "LBHI Parties") own the remaining 26% of such equity. Pursuant to agreements among the NB Parties and the LBHI Parties, as well as the issuance of NBSH equity to employees with respect to their previously made equity elections relating to 2013 compensation, it is expected that NBSH will own 81% of NBG's equity as of January 1, 2014. NBG has the opportunity to continue to redeem the remaining NBG equity held by the LBHI Parties through a process that is expected to end in 2016 (and if necessary, 2017).

Note C—Securities Transactions:

During the period from March 28, 2013 through May 31, 2013, there were purchase and sale transactions of long-term securities (excluding written option contracts) of $832,473,484 and $0, respectively.

During the period from March 28, 2013 through May 31, 2013, no brokerage commissions on securities transactions were paid to affiliated brokers.

Note D—Capital:

At May 31, 2013, the common shares outstanding and the common shares of the Fund owned by Neuberger were as follows:

Common Shares Outstanding	Common Shares Owned by Neuberger
56,509,064	5,236

Transactions in common shares for the period ended May 31, 2013, were as follows:

Shares at March 28, 2013	5,236
Shares sold through initial public offerings	56,503,828
Shares at May 31, 2013	56,509,064

Note E—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Note F—Subsequent Events:

In July 2013, the Fund entered into a revolving leverage financing facility with Merrill Lynch Professional Clearing Corp. (the "Facility"). Under the terms of the Facility, the Fund has access to committed debt financing of up to $500,000,000. Under the Facility, interest is charged on loans at an adjusted LIBOR rate plus fees and is payable on a monthly basis and the Fund is required to satisfy certain collateral requirements.

The Company has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

Financial Highlights

MLP Income Fund Inc.

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements. Per share amounts that round to less than $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively.

	Period from March 28, 2013* through May 31, 2013 (Unaudited)
Common Share Net Asset Value, Beginning of Period	$19.10
Income From Investment Operations Applicable to Common Shareholders:
Net Investment Income (Loss)¢	(0.01)
Net Gains or Losses on Securities (both realized and unrealized)	0.16
Total From Investment Operations Applicable to Common Shareholders	0.15
Less Distributions to Common Shareholders From:
Net Investment Income	—
Tax Return of Capital	(0.11)
Total Distributions to Common Shareholders	(0.11)
Less Capital Charges:
Issuance of Common Shares	(0.04)
Common Share Net Asset Value, End of Period	$19.10
Common Share Market Value, End of Period	$19.87
Total Return, Common Share Net Asset Value†	0.55	%@@
Total Return, Common Share Market Value†	(0.10	)%@@
Supplemental Data/Ratios
Net Assets Applicable to Common Shareholders, End of Period (in millions)	$1,079.22
Ratios are Calculated Using Average Net Assets
Applicable to Common Shareholders
Ratio of Expenses Including Deferred Income Tax Expense#	3.70	%@
Ratio of Expenses Excluding Deferred Income Tax Expense#	1.13	%@
Ratio of Net Investment Income (Loss) Including Deferred Income Tax Expense#	(3.42	)%@
Ratio of Net Investment Income (Loss) Excluding Deferred Income Tax Expense#	(0.85	)%@
Portfolio Turnover Rate	0	%@@

See Notes to Financial Highlights

Notes to Financial Highlights MLP Income Fund Inc.

*  Commencement of operations.

†  Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during the fiscal period. Total return based on per share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns may fluctuate and shares when sold may be worth more or less than original cost.

#  For the period from March 28, 2013 through May 31, 2013, the Fund accrued $4,639,835 for net deferred income tax expense.

¢  Calculated based on the average number of shares outstanding during each fiscal period.

@  Annualized.

@@  Not Annualized.

Distribution Reinvestment Plan

Computershare Trust Company, N.A. (the "Plan Agent"), which acts as Plan Agent for shareholders who have not elected in writing to receive dividends and other distributions in cash (each a "Participant"), will open an account for each Participant under the Distribution Reinvestment Plan ("Plan") in the same name as its then current Shares are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or other distribution after the account is opened.

Whenever the Fund declares a dividend or distribution with respect to the common stock of the Fund ("Shares"), each Participant will receive such dividends and other distributions in additional Shares, including fractional Shares acquired by the Plan Agent and credited to each Participant's account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per share of Stock plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant's account. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant's account shall be determined by dividing the dollar amount of the dividend or distribution payable on its Shares by the greater of the net asset value per share of Stock determined as of the date of purchase or 95% of the then current market price per share of Stock on the payment date.

If the net asset value per Share exceeds the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, the Fund may, but is not required to, issue new Shares. If the Fund does not issue new Shares, and the net asset value per Share exceeds the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, then the Plan Agent, or a broker-dealer selected by the Plan Agent, will endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an "ex-distribution" basis, but in no event, except as provided below, more than 30 days after the payment date, to apply the amount of such dividend or distribution on each Participant's Shares (less its pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant's account. No such purchases may be made more than 30 days after the payment date for such dividend or distribution except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per share of Stock equals or is less than the market price per share of Stock plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per share of Stock equals or is less than the market price per share of Stock, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. Such newly issued Shares will be valued at the then-current market price per share of Stock at the time such Shares is to be issued.

For purposes of making the reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the NYSE MKT (or if the Shares are not listed on the NYSE MKT, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such exchange on such date and (b) the net asset value per share of Stock on a particular date shall be the net asset value per share of Stock most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.

Open-market purchases provided for above may be made on any securities exchange where the Fund's Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant's uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each Participant's account. For the purpose of cash investments, the Plan Agent may commingle each Participant's funds with those of other shareholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.

The Plan Agent may hold each Participant's Shares acquired pursuant to the Plan together with the Shares of other shareholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent's name or that of the Plan Agent's nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the Participant to the Fund.

The Plan Agent will confirm to each Participant each acquisition made for its account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a share of Stock, no certificates for a fractional share of Stock will be issued. However, dividends and other distributions on fractional Shares will be credited to each Participant's account. In the event of termination of a Participant's account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the pro rata expense of any sale required to make such an adjustment.

Any Stock dividends or split of Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its shareholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.

The Plan Agent's service fee for handling capital gains distributions or income dividends will be paid by the Fund. Participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Each Participant may terminate its account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant's notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.

These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of its account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and other distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant's account, all dividends and other distributions payable on Shares held in its name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.

The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent's negligence, bad faith, or willful misconduct or that of its employees.

Reinvested distributions are taxed in the same manner as cash distributions — i.e., reinvestment in additional Shares does not relieve shareholders of, or defer the need to pay, any income tax that may be payable (or that is required to be withheld) on Fund distributions. Participants should contact their tax professionals for information on how the Plan impacts their personal tax situation. For additional information about the Plan, please contact the Plan Agent at 1-866-227-2136 or 480 Washington Boulevard, Jersey City, NJ 07310.

Directory

Investment Manager and Administrator

Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
877.461.1899 or 212.476.8800

Sub-Adviser

Neuberger Berman LLC
605 Third Avenue
New York, NY 10158-3698

Custodian

U.S. Bank, National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Stock Transfer Agent

Computershare Shareowner Services LLC
480 Washington Boulevard
Jersey City, NJ 07310

Plan Agent

Computershare Trust Company N.A.
250 Royall Street
Canton, MA 02021

Legal Counsel

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 also will be available, without charge, by calling 800-877-9700 (toll-free), on the website of the Securities and Exchange Commission at www.sec.gov, and on Management's website at www.nb.com.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available on the Securities and Exchange Commission's website at www.sec.gov and, once filed, may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 800-877-9700 (toll-free).

Board Consideration of the Management and Sub-Advisory Agreements

At a meeting held on December 13, 2012, the Fund's Board of Directors, including the Directors who are not "interested persons" of Neuberger Berman Management LLC ("Management") (including its affiliates) or the Fund ("Independent Fund Directors"), approved the Fund's Management and Sub-Advisory Agreements ("Agreements").

In evaluating the Agreements, the Board, including the Independent Fund Directors, reviewed materials furnished by Management and Neuberger Berman LLC ("Neuberger") in response to questions submitted by counsel for the Independent Fund Directors, and met with senior representatives of Management regarding their personnel, operations and financial conditions as they relate to the Fund. The Independent Fund Directors were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of Management and Neuberger.

The Board evaluated the terms of the Agreements, the overall fairness of the Agreements to the Fund and whether the Agreements were in the best interests of the Fund and its shareholders. The Board considered the following factors, among others, in connection with its approval of the Agreements: (1) the nature, extent and quality of the services to be provided by Management and Neuberger; (2) the expected costs of the services to be provided; (3) the extent to which economies of scale might be realized as the Fund grows; and (4) whether fee levels reflect any such potential economies of scale for the benefit of investors in the Fund. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors.

With respect to the nature, extent and quality of the services provided, the Board considered the experience and staffing of the portfolio management personnel of Management and Neuberger who would perform services for the Fund. The Board also considered the performance of another account which is managed by certain members of the Fund's portfolio management team using similar investment objectives, policies and strategies to those of the Fund. The Board noted that Management also would provide certain administrative services, including fund accounting and compliance oversight. The Board also considered Management's and Neuberger's policies and practices regarding the allocation of portfolio transactions. In addition, the Board noted the positive compliance history of Management and Neuberger as each firm has been free of significant compliance problems. The Board also considered the manner in which Management addressed various non-routine matters that have arisen from time to time, some of them a result of developments in the broader fund industry or the regulations governing it.

With respect to the overall fairness of the Agreements, the Board considered the fee structure for the Fund under the Agreements as compared to a peer group of comparable funds and the Fund's net expenses compared to the mean and median of the peer group. In addition, the Board considered any fall-out benefits likely to accrue to Management or Neuberger or their affiliates from their relationship with the Fund.

The Board reviewed a comparison of the Fund's management fee and overall expense ratio to a peer group of broadly comparable funds. The Board also evaluated any apparent or anticipated economies of scale in relation to the services Management provides to the Fund. The Board considered that the Fund is a closed-end fund that is not continuously offering shares and that, without daily inflows and outflows of capital, there are limited opportunities for significant economies of scale to be realized by Management in managing the Fund's assets.

Conclusions

In approving the Agreements, the Board concluded that the terms of each Agreement are fair and reasonable to the Fund and that approval of the Agreements is in the best interests of the Fund and its shareholders. In reaching this determination, the Board considered that Management and Neuberger could be expected to provide a high level of service to the Fund; that the Fund's fee structure appeared to the Board to be reasonable given the nature and quality of services expected to be provided; and that the expected benefits accruing to Management and its affiliates by virtue of their relationship to the Fund were reasonable in comparison with the expected costs of providing the investment advisory services and the expected benefits accruing to the Fund.

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Rev. 12/2010

FACTS	WHAT DOES NEUBERGER BERMAN DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
n Social Security number and account balances
n income and transaction history
n credit history and credit scores
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Neuberger Berman chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Neuberger Berman share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?  Call 800.223.6448

This is not part of the Fund's shareholder report.

Who we are
Who is providing this notice?	Entities within the Neuberger Berman family of companies, mutual funds, and private investment funds.
What we do
How does Neuberger Berman protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
We restrict access to customer information to those employees who need to know such information in order to perform their job responsibilities.
How does Neuberger Berman collect my personal information?	We collect your personal information, for example, when you
n open an account or provide account information
n seek advice about your investments or give us your income information
n give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
n sharing for affiliates' everyday business purposes — information about your creditworthiness
n affiliates from using your information to market to you
n sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
n Our affiliates include companies with a Neuberger Berman name; financial companies, such as investment advisers, broker dealers; mutual funds, and private investment funds.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
n Nonaffiliates we share with can include companies that perform administrative services on our behalf (such as vendors that provide data processing, transaction processing, and printing services) or other companies such as brokers, dealers, or counterparties in connection with servicing your account.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. n Neuberger Berman doesn't jointly market.

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Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY 10158–0180
Internal Sales & Services
877.461.1899
www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund.

N0131 07/13

Item 2. Code of Ethics.

The Board of Directors (“Board”) of Neuberger Berman MLP Income Fund Inc. (“Registrant”) adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). For the period covered by this Form N-CSR, there were no amendments to the Code of Ethics requiring disclosure and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is incorporated by reference to the Registrant’s Form N-2/A, Investment Company Act file number 811-22770 (filed on March 22, 2013).  The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert

The Board has determined that the Registrant has three audit committee financial experts serving on its audit committee. The Registrant’s audit committee financial experts are Martha Goss, George Morriss and Candace L. Straight.  Ms. Goss, Mr. Morriss and Ms. Straight are independent directors as defined by Form N-CSR.

Item 4. Principal Accountant Fees and Services

Only required in the annual report.

Item 5. Audit Committee of Listed Registrants

Only required in the annual report.

Item 6. Schedule of Investments

The complete schedule of investments for the Registrant is disclosed in the Registrant’s Semi-Annual Report, which is included as Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Only required in the annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Only required in the annual report.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No reportable purchases for the period covered by this report.

Item 10.  Submission of Matters to a Vote of Security Holders

There were no changes to the procedures by which stockholders may recommend nominees to the Board.

Item 11. Controls and Procedures

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to the Registrant’s Form N-2/A, Investment Company Act file number 811-22770 (filed March 22, 2013).

(a)(2)	The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)	Not applicable to the Registrant.

(b)	The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman MLP Income Fund Inc.

By: /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: August 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: August 6, 2013

By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date:  August 6, 2013